OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2023	2022
Restricted cash	20	$37	$24
Long-term receivables		110	38
Due from related parties	27	9	9
Intangibles(1)		7	208
Other		21	30
		$184	$309
(1) Relates to certain power generating facilities that operate under service concession arrangements.
At December 31, 2023 and 2022, restricted cash was held primarily to satisfy operations and maintenance reserve requirements, lease payments and credit agreements.
On September 20, 2023, Brookfield Renewable, together with its institutional partners, completed the sale of its 100% interest in a 95 MW portfolio of wind assets in Uruguay that operated under a service concession arrangement. See Note 4 – Disposal of assets, for additional details.